Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Accounts and notes receivable, allowance for doubt accounts	$ 1,129	$ 1,097
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock shares authorized	300,000,000	300,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	290,537,612	302,225,923
Common Stock, Shares, Outstanding	290,537,612	302,225,923